Financial instruments-fair values and risk management	12 Months Ended
Dec. 31, 2019
Financial instruments-fair values and risk management
Financial instruments-fair values and risk management

Financial instruments

21 Financial instruments-fair values and risk management

21.1Classifications and fair values

The carrying values of the Group’s financial assets and financial liabilities approximate their fair value.

21.2Financial risk management

The Group is exposed to the following risks from the use of financial instruments:

•	Credit risk
•	Liquidity risk
•	Currency risk

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss.  The Group is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions and foreign exchange transactions.

The carrying amount of the financial assets corresponds to the maximum default risk.

Trade receivables and contract assets

The Group utilizes a receivables management system that closely manages open items of major customers. The Group’s customers in the pharmaceutical segment are mainly pharmaceutical companies which are usually listed companies, or strongly financed by private equity funds. The Group’s customers in the diagnostics segment are mainly hospitals, labs and physicians, of which approximately 75% of the revenues from Diagnostics segment were generated from customers who have had business relationships with the Group at least since 2017. To avoid default, the Company may request prepayment for new business with physicians.

In addition to the macroeconomic situation generally, the development of international healthcare markets is a key economic factor in assessing the default risk related to trade receivables and contract assets. These markets are closely monitored by the Group.

An impairment analysis is performed at each reporting date using a provision matrix to measure expected credit losses. The provision rates are based on days past due for groupings of various customer segments with similar loss patterns (i.e. by customers from different segment; customers from different geographical region and customer type). The calculation reflects the probability weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets disclosed in note 15. The Group does not hold collateral as security and does not request letters of credit or other forms of credit insurance. The Group evaluates the concentration of risk with respect to trade receivables and contract assets and recorded credit losses reflecting the expected lifetime loss, based on different types of customers.

Considering the major exposure to the credit risk arising from the diagnostics segment, the Group focused its impairment analysis on the trade receivables due from customers in the diagnostic segment, in particular the MENA and Europe regions as they represent the majority of that segment’s revenue. In addition to applying the provision matrix, the Group performed an individual customer analysis on major debtors, with reference to the past history (such as sales and collection in the previous periods) and the assessment of their current financial condition and other relevant factors and evaluated if additional specific impairment losses would be necessary.

Set out below is the information regarding the credit risk exposure of the Group’s trade receivables and contract assets using a provision matrix

As of December 31, 2018
					Past due by
	Total Gross		Past due 1 -	Past due 31‑ 90	more than 90
in EUR k	amount	Not past due	30 days	days	days
Middle East	7,766	3,065	401	1,560	2,740
Europe	2,900	2,052	356	240	252
Latin America	604	415	81	74	34
North America	1,074	728	230	79	37
Asia Pacific	190	175	10	—	5
Total	12,534	6,435	1,078	1,953	3,068
Expected credit loss rate	13.0%	0.1%	0.5%	2%	51.6%
Expected credit loss	1,633	6	5	39	1,583

As of December 31, 2019
					Past due by
	Total Gross		Past due 1 -	Past due 31‑ 90	more than 90
in EUR k	amount	Not past due	30 days	days	days
Middle East	10,470	3,956	721	1,411	4,382
Europe	3,311	2,476	268	222	345
Latin America	811	611	53	42	105
North America	4,156	3,908	53	24	171
Asia Pacific	180	151	18	9	2
Total	18,928	11,102	1,113	1,708	5,005
Expected credit loss rate	12.3%	0.3%	1.0%	1.2%	45.4%
Expected credit loss	2,335	31	11	21	2,272

Overdue trade receivables in MENA region mainly related to the major customers from diagnostics segment. The trade receivables due from top 10 diagnostics customers in MENA region as of December 31, 2019 represented over 85% of overdue balances for Middle East.  These customers are mainly government hospitals administered by Ministry of Health in the respective countries as well as distributors.  Based on our past experience, they normally require a longer period to settle the outstanding trade receivables.

Set out below is the movement in the allowance for expected credit losses of trade receivables and contract assets:

in EUR k	2018	2019
As of January 1	841	1,633
Provision for expected credit losses (note 8.2)	792	752
Write-off	—	(30)
As of December 31	1,633	2,355

Cash and cash equivalents

As of December 31, 2019, the Group held cash and cash equivalents of EUR 41,095k (2018: EUR 9,222k). This total, therefore, also represents the maximum default risk with regard to these assets. The cash and cash equivalents are deposited at banks or financial institutions that have a rating of BAA to AA.

Liquidity risk

The liquidity risk is the risk of the Group possibly not being in a position to meet its financial liabilities as contractually agreed by providing cash or other financial assets.

The Group's objective is to maintain a balance between continuity of funding and flexibility through the use of bank overdrafts and lease contracts.

Managing liquidity within the Group is intended to ensure that - as far as possible - sufficient cash and cash equivalents are always available to meet payment obligations when these fall due, in both normal and challenging conditions, without incurring unacceptable losses or damaging the Group’s reputation.

The Group strives to maintain cash and cash equivalents at a level above that of the expected cash outflows for financial liabilities (apart from trade payables) during the next 60 days. As at December 31, 2019, approximately 27.2% of the Group’s interest-bearing liabilities is mature in less than one year (2018: 25.7%) based on the carrying value of borrowings reflected in the financial statements.  The increase in the ratio is due to repayment of non-current bank loans in 2019 upon the completion of sale and leaseback transaction.

The Company has recently completed the IPO in November 2019. As at December 31, 2019, the Group had cash and cash equivalent of EUR 41,095k (2018: EUR 9,222k), the Group assessed the concentration of risk and concluded it to be low.

In addition to the cash and cash equivalent available as of December 31, 2019, the Group also has access to other sources of funding, including the amount of expected cash inflows from trade and other receivables. As of December 31, 2019, the expected cash inflows from trade and other receivables within two months amounts to EUR 6,644k (2018: EUR 3,830k), which would be similar to the amount of trade payables due as of then. As at December 31, 2019, the Group has secured credit lines for totaling EUR 3,500k. These bear interest of 3.33% - 4.50% (2018: EUR 4,000k; 3.33% - 4.50%). EUR 2,636k were utilized as of December 31, 2019 (2018: EUR 1,915k).

The table below presents the remaining contractual terms of the financial liabilities on the reporting date, including estimated interest payments. The figures are undiscounted gross amounts, including estimated interest payments and interest on undrawn loan funds, but without showing the impact of offsetting.

		Contractually agreed cash flows
						More
Dec 31, 2018	Carrying		Less than	2 to 12	1 to 5	than
in EUR k	amount	Total	2 months	months	years	5 years
Bank overdrafts	1,915	1,915	1,915	—	—	—
Secured bank loans	13,842	15,985	236	1,965	5,808	7,976
Lease liabilities	3,062	3,234	239	1,196	1,799	—
Municipal Loans	860	1,273	—	—	—	1,273
Trade payables	5,429	5,429	3,920	1,509	—	—
	25,108	27,836	6,310	4,670	7,607	9,249

		Contractually agreed cash flows
						More
Dec 31, 2019	Carrying		Less than	2 to 12	1 to 5	than
in EUR k	amount	Total	2 months	months	years	5 years
Bank overdrafts	2,636	2,636	2,636	—	—	—
Secured bank loans	1,770	1,866	12	848	1,006	—
Lease liabilities	21,704	25,934	755	3,034	9,574	12,571
Municipal Loans	860	1,022	—	327	695	—
Trade payables	8,554	8,554	6,871	1,683	—	—
	35,524	40,012	10,274	5,892	11,275	12,571

Reconciliation of liabilities arising from financing activities

			Non-cash changes
				Changes in
in EUR k	Jan 1,2018	Cash flows	Additions	maturity	Dec 31, 2018
Non-current financial liabilities	3,851	(1,373)	856	11,293	14,627
Non-current portion of secured bank loans	—	—	—	12,055	12,055
Municipal loans	2,000	(1,140)	—	—	860
Non-current lease liabilities	1,851	(233)	856	(762)	1,712
Current financial liabilities	15,490	267	588	(11,293)	5,052
Current portion of secured bank loans	13,837	5	—	(12,055)	1,787
Bank overdrafts	—	1,915	—	—	1,915
Current leases liabilities	1,653	(1,653)	588	762	1,350
Total	19,341	(1,106)	1,444	—	19,679

			Non-cash changes
				Changes in
in EUR k	Jan 1, 2019	Cash flows	Additions	maturity	Dec 31, 2019
Non-current financial liabilities	14,627	(12,783)	18,910	(1,107)	19,647
Non-current portion of secured bank loans	12,055	(11,087)	—	—	968
Municipal loans	860	—	—	(250)	610
Non-current lease liabilities	1,712	(1,696)	18,910	(857)	18,069
Current financial liabilities	5,052	(1,614)	2,778	1,107	7,323
Current portion of secured bank loans	1,787	(985)	—	—	802
Bank overdrafts	1,915	721	—	—	2,636
Municipal loans	—	—	—	250	250
Current leases liabilities	1,350	(1,350)	2,778	857	3,635
Total	19,679	(14,397)	21,688	—	26,970

Currency risk

The Group is exposed to currency risk in cases where contracts are concluded in foreign currencies. The vast majority of goods delivered and services the Company provided, including those for international customers, are invoiced in euro.

The main functional currencies of group companies are the euro, USD, the Indian rupee and the Arab Emirates Dirham. The following table presents the net foreign currency exposure of the Group as at December 31, 2018 and 2019.

	Dec 31, 2018
in EUR k	USD	INR	AED
Trade receivables	1,674	65	4
Trade payables and other liabilities	(2,193)	(2)	(5)
Net exposure	(519)	63	(1)

	Dec 31, 2019
in EUR k	USD	INR	AED
Trade receivables	4,275	36	(1)
Trade payables and other liabilities	(2,801)	(98)	(15)
Net exposure	1,474	(62)	(16)

Sensitivity analysis relating to changes in exchange rates:

Given the exposure to foreign currencies as presented above, the impact to the Group’s earnings before tax or equity from a 10% change in the US dollar exchange rate would not be material.